Fair Value Of Financial Instruments (Primary Sources Considered When Determining Fair Value Of Each Class Of Fixed Maturity Securities) (Detail) (Fixed maturity securities, USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 58,295	$ 55,183
U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	4,850	3,688
Internal models	13	17
Fair value	4,863	3,705
Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	503	1,030
Fair value	503	1,030
Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	2,201	2,357
Internal models	10	12
Fair value	2,211	2,369
U.S. Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	22,168	20,563
Broker quotes	250	235
Internal models	2,840	3,169
Fair value	25,258	23,967
Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	11,925	11,584
Broker quotes	78	113
Internal models	1,754	1,801
Fair value	13,757	13,498
Residential Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	5,600	4,312
Broker quotes	36	72
Internal models	59	71
Fair value	5,695	4,455
Commercial Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	3,361	3,693
Broker quotes	15	16
Internal models	24	34
Fair value	3,400	3,743
Other Asset-Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	2,328	2,241
Broker quotes	271	169
Internal models	9	6
Fair value	2,608	2,416
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	54,072	53,242
Level 2 | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	4,850	3,688
Internal models		6
Fair value	4,850	3,694
Level 2 | Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	503	1,030
Fair value	503	1,030
Level 2 | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	2,201	2,357
Internal models		11
Fair value	2,201	2,368
Level 2 | U.S. Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	22,168	20,563
Internal models	579	2,304
Fair value	22,747	22,867
Level 2 | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	11,925	11,584
Internal models	548	1,546
Fair value	12,473	13,130
Level 2 | Residential Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	5,600	4,312
Fair value	5,600	4,312
Level 2 | Commercial Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	3,361	3,693
Fair value	3,361	3,693
Level 2 | Other Asset-Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	2,328	2,143
Internal models	9	5
Fair value	2,337	2,148
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	4,223	1,941
Level 3 | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Internal models	13	11
Fair value	13	11
Level 3 | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Internal models	10	1
Fair value	10	1
Level 3 | U.S. Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Broker quotes	250	235
Internal models	2,261	865
Fair value	2,511	1,100
Level 3 | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Broker quotes	78	113
Internal models	1,206	255
Fair value	1,284	368
Level 3 | Residential Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Broker quotes	36	72
Internal models	59	71
Fair value	95	143
Level 3 | Commercial Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Broker quotes	15	16
Internal models	24	34
Fair value	39	50
Level 3 | Other Asset-Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services		98
Broker quotes	271	169
Internal models		1
Fair value	$ 271	$ 268